Shareholder Fees - NEW ALTERNATIVES FUND	Apr. 30, 2026
NEW ALTERNATIVES FUND Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
NEW ALTERNATIVES FUND CLASS A SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)	[1]

[1]	A two percent (2.00%) redemption fee is charged on Investor Shares held less than sixty (60) days and is retained by the Fund. This redemption fee is meant to prevent short-term trading in the Investor Shares of the Fund and to offset any transaction and other costs associated with short-term trading.